Right-of-Use Assets and Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Right-of-use assets [Roll Forward]
Net book amount, Beginning balance		$ 3,494	[1]	$ 3,580	[1]	$ 142
Additions		305		514		3,522
Depreciation		(272)		(299)		(141)
Government repurchase		(3,108)
Exchange difference		34		(301)		57
Net book amount, Ending balance		453		3,494	[1]	3,580	[1]
Cost		1,193
Accumulated depreciation		(740)
Net Book value		453		3,494	[1]	3,580	[1]
Land use rights
Right-of-use assets [Roll Forward]
Net book amount, Beginning balance		3,093		3,449		0
Additions		0		0		3,442
Depreciation		(22)		(66)		(46)
Government repurchase	$ 3,100	(3,108)
Exchange difference		37		(290)		53
Net book amount, Ending balance		0		3,093		3,449
Cost		0
Accumulated depreciation		0
Net Book value		0		3,093		3,449
Office rent
Right-of-use assets [Roll Forward]
Net book amount, Beginning balance		401		131		142
Additions		305		514		80
Depreciation		(250)		(233)		(95)
Government repurchase		0
Exchange difference		(3)		(11)		4
Net book amount, Ending balance		453		401		131
Cost		1,193
Accumulated depreciation		(740)
Net Book value		$ 453		$ 401		$ 131

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.